UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: 09/30/2007

Check here if this is an Amendment[ ];   Amendment Number:____________
This Amendment (Check only one.):                [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:       Ifrah Financial Services, Inc.
Address:    17300 Chenal Parkway, Suite 150
            Little Rock, AR 72223

13F File Number: 28-12063

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Patrick Ifrah
Title:          President & CEO
Telephone:      501-821-7733

Signature, Place, and Date of Signing:

/s/Patrick Ifrah          Little Rock, AR        11/09/2007

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT
[ ]        13F NOTICE
[ ]        13F COMBINATION REPORT

List of other managers reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    64
Form 13F Information Table Value Total:    106,621,000

List of Other Included Managers:
None

                                                     FORM 13F INFORMATION TABLE

                        TITLE OF               VALUE                     PUT/  INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER          CLASS   CUSIP         x$1000    SHARES       SH  CALL  DSCRETN  MGRS    SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------
Adtran			COM	00738A106	239	10,419.50724 SH		SOLE	N/A	SOLE
Alon USA Energy		COM	20520102	386	11,437.32735 SH		SOLE	N/A	SOLE
Aspreva Pharmaceutical	COM	04538T109	297	14,477.54951 SH		SOLE	N/A	SOLE
CB Richard Ellis Group	COM	12497T101	285	10,247.79036 SH		SOLE	N/A	SOLE
Chunghwa Telecom Compa	ORD	17133Q205	284	15,410.96620 SH		SOLE	N/A	SOLE
Compania Anonima Telef	COM	204421101	226	15,336.44553 SH		SOLE	N/A	SOLE
Corus Bankshares	COM	220873103	271	20,821.73690 SH		SOLE	N/A	SOLE
Elizabeth Arden		COM	28660G106	292	10,838.49113 SH		SOLE	N/A	SOLE
Encore Wire		COM	292562105	425	16,922.07636 SH		SOLE	N/A	SOLE
First Niagara Financia	COM	33582V108	263	18,596.67099 SH		SOLE	N/A	SOLE
Flowers Foods		COM	343498101	269	12,341.90044 SH		SOLE	N/A	SOLE
Frontier Oil		COM	35914P105	461	11,080.34078 SH		SOLE	N/A	SOLE
Furniture Brands Inter	COM	360921100	242	23,963.07266 SH		SOLE	N/A	SOLE
Gentex			COM	371901109	284	13,279.39071 SH		SOLE	N/A	SOLE
Gerdau AmeriSteel Corp	COM	37373P105	282	23,632.57593 SH		SOLE	N/A	SOLE
Global Industries	COM	379336100	273	10,629.98876 SH		SOLE	N/A	SOLE
Headwaters, Inc.	COM	42210P102	441	29,639.25378 SH		SOLE	N/A	SOLE
Insight Enterprises	COM	45765U103	269	10,440.67918 SH		SOLE	N/A	SOLE
Integrated Device Tech	COM	458118106	215	13,936.85117 SH		SOLE	N/A	SOLE
iShares Cohen & Steers	COM	464287564	1,155	12,390.43070 SH		SOLE	N/A	SOLE
Ishares Comex Gold Tr 	COM	464285105	1,429	19,416.55700 SH		SOLE	N/A	SOLE
iShares Dow Jones US C	COM	464287812	882	13,795.48057 SH		SOLE	N/A	SOLE
iShares Dow Jones US I	COM	464287754	885	11,693.81916 SH		SOLE	N/A	SOLE
iShares Dow Jones US R	COM	464287739	1,062	13,898.00655 SH		SOLE	N/A	SOLE
iShares Goldman Sachs 	COM	464287523	1,315	19,496.78295 SH		SOLE	N/A	SOLE
Ishares Lehman 1-3 Yea	COM	464287457	15,696	193,160.1332 SH		SOLE	N/A	SOLE
Ishares Lehman 20 Year	COM	464287432	1,909	21,528.20732 SH		SOLE	N/A	SOLE
Ishares Lehman 7-10 Ye	COM	464287440	3,970	47,337.75666 SH		SOLE	N/A	SOLE
iShares Lehman TIPS Bo	COM	464287176	2,173	21,301.36743 SH		SOLE	N/A	SOLE
iShares MSCI Australia	COM	464286103	1,875	58,996.33099 SH		SOLE	N/A	SOLE
iShares MSCI Canada In	COM	464286509	882	26,950.88608 SH		SOLE	N/A	SOLE
iShares MSCI EAFE Inde	COM	464287465	10,505	127,199.5133 SH		SOLE	N/A	SOLE
iShares MSCI Hong Kong	COM	464286871	1,251	59,488.78216 SH		SOLE	N/A	SOLE
iShares MSCI Netherlan	COM	464286814	1,128	35,214.06427 SH		SOLE	N/A	SOLE
iShares MSCI Spain Ind	COM	464286764	1,628	26,786.97184 SH		SOLE	N/A	SOLE
iShares MSCI Taiwan In	COM	464286731	1,125	67,007.65717 SH		SOLE	N/A	SOLE
iShares Nasdaq Biotech	COM	464287556	1,349	16,258.49738 SH		SOLE	N/A	SOLE
iShares Russell 1000 G	COM	464287614	3,374	54,661.28208 SH		SOLE	N/A	SOLE
iShares Russell 1000 V	COM	464287598	2,515	29,268.85631 SH		SOLE	N/A	SOLE
iShares Russell 2000 G	COM	464287648	2,774	32,582.35909 SH		SOLE	N/A	SOLE
iShares Russell 2000 V	COM	464287630	1,526	19,844.95428 SH		SOLE	N/A	SOLE
iShares S&P 500/BARRA 	COM	464287408	2,496	30,648.86648 SH		SOLE	N/A	SOLE
iShares S&P 500/BARRA 	COM	464287309	3,023	42,484.82675 SH		SOLE	N/A	SOLE
iShares S&P MidCap 400	COM	464287606	3,631	40,159.31682 SH		SOLE	N/A	SOLE
iShares S&P MidCap 400	COM	464287705	4,044	48,112.69631 SH		SOLE	N/A	SOLE
iShares S&P SmallCap 6	COM	464287887	3,281	22,910.95100 SH		SOLE	N/A	SOLE
iShares S&P SmallCap 6	COM	464287879	1,918	25,431.38476 SH		SOLE	N/A	SOLE
Ishares Tr Ftse Xnhua 	COM	464287184	2,289	12,719.43377 SH		SOLE	N/A	SOLE
Ishares Tr Gs Corp Bd 	COM	464287242	5,772	54,717.85417 SH		SOLE	N/A	SOLE
Ishares Tr Lehman Agg 	COM	464287226	9,642	96,406.66735 SH		SOLE	N/A	SOLE
Metalico Inc.		COM	591176102	284	31,249.50389 SH		SOLE	N/A	SOLE
Nam Tai Electronics	COM	629865205	249	19,795.08883 SH		SOLE	N/A	SOLE
NiSource		COM	65473P105	265	13,855.02335 SH		SOLE	N/A	SOLE
Novell			COM	670006105	276	36,139.04810 SH		SOLE	N/A	SOLE
Primewest Energy Trust	COM	741930309	330	12,520.34554 SH		SOLE	N/A	SOLE
Quintana Maritime	COM	Y7169G109	246	12,917.59858 SH		SOLE	N/A	SOLE
Republic Airways Holdi	COM	760276105	496	23,433.24728 SH		SOLE	N/A	SOLE
RPM International	COM	749685103	269	11,236.62324 SH		SOLE	N/A	SOLE
Stewart Enterprises	COM	860370105	212	27,865.72808 SH		SOLE	N/A	SOLE
Tecumseh Products A	COM	878895200	361	18,789.57313 SH		SOLE	N/A	SOLE
Tele Norte Leste Parti	ORD	879246106	280	12,507.49252 SH		SOLE	N/A	SOLE
Unilever NV		COM	904784709	459	14,884.28932 SH		SOLE	N/A	SOLE
United Rentals, Inc.	COM	911363109	391	12,161.16361 SH		SOLE	N/A	SOLE
Western Digital		COM	958102105	295	11,683.75445 SH		SOLE	N/A	SOLE